Long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding principal	$ 432,629	$ 466,124
Total debt	425,204	456,961
Less: Current portion of long-term debt	(44,660)	(44,660)
Long-term debt	380,544	412,301
Lampung facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(3,310)	(4,309)
$385 million facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(4,115)	(4,854)
Commercial tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	235,437	249,635
Export credit tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	83,045	94,210
Export credit tranche [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	46,167	51,167
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	19,680	22,812
Revolving credit facility [Member] | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 48,300	$ 48,300